Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of exchange rate of U.S. dollar and ICPI
	December 31,
	2022	2021	2020
ICPI (2016 base year)	109.407	103.937	101.101
Representative exchange rate of U.S.$ 1/NIS	3.519	3.110	3.215

Schedule of pertaining to the rate of change of the exchange rate of the U.S. dollar
	Year ended December 31,
	2022	2021	2020
	%	%	%
ICPI (2016 base year)	5.263	2.805	(0.694)
Representative exchange rate of US dollar	13.2	(3.3)	(7.0)

Schedule of annual depreciation rates
%
Computers	20-33
Office furniture and equipment	6-7
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement

Schedule of amounts paid with its defined contribution plan
	Year ended December 31,
	2022	2021	2020
Expenses in respect of defined contribution plans	1,260	930	898

Schedule of annual average depreciation rate of the right-of-use assets
%
Office buildings	25